Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Risk Management [Abstract]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2024	2023
Balance, beginning of year	$11.8	$6.2
Unrealized gain (loss) on financial instruments:
Oil	3.3	-
Natural gas	(8.5)	6.1
Electricity	0.5	(0.5)
Total fair value, end of year	$7.1	$11.8

Current asset portion	$8.4	$11.3
Current liability portion	(1.3)	(0.5)

Non-current asset portion	-	1.0
Non-current liability portion	$-	$-

Schedule of Financial Instruments Outstanding

Obsidian Energy had the following financial instruments outstanding as at December 31, 2024. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional Volume	Remaining Term	Price	Fair value (millions)
Oil
WTI Swap	14,250 bbl/d	January 2025	$100.46/bbl	$(1.0)
WTI Swap	7,000 bbl/d	February 2025	$101.49/bbl	(0.1)
WCS Differential	6,000 bbl/d	January 2025 - December 2025	($19.30)/bbl	4.4

AECO
AECO Swap	14,929 mcf/d	January 2025 - March 2025	$3.74/mcf	2.2
AECO Swap	11,374 mcf/d	April 2025 - October 2025	$2.24/mcf	0.9
AECO Collar	4,976 mcf/d	January 2025 - March 2025	$3.43/mcf - $4.11/mcf	0.6
AECO Collar	1,896 mcf/d	April 2025 - October 2025	$2.11/mcf - $2.64/mcf	0.1

Total				$7.1

Disclosure Details Of Financial Contracts One

Subsequent to December 31, 2024, the Company entered into the following additional financial hedges:

	Notional Volume	Remaining Term	Price
Oil
WTI Swap	6,071 bbl/d	February 2025	$105.70/bbl
WTI Swap	11,250 bbl/d	March 2025	$106.37/bbl
WTI Swap	500 bbl/d	April 2025	$102.20/bbl
WCS Differential	2,500 bbl/d	April 2025 - June 2025	($19.60/bbl)
MSW Differential	1,250 bbl/d	April 2025 - June 2025	($7.99/bbl)

Components of Risk Management on Consolidated Statements of Income (Loss)

The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2024	2023
Realized
Settlement of oil contracts gain	$1.9	$2.2
Settlement of natural gas contracts gain	19.7	15.5
Total realized risk management gain	$21.6	$17.7

Unrealized
Oil contracts gain	$3.3	$-
Natural gas contracts gain (loss)	(8.5)	6.1
Total unrealized risk management gain (loss)	(5.2)	6.1
Risk management gain	$16.4	$23.8

The components of risk management within Expenses on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2024	2023
Realized
Settlement of electricity contracts loss	$(1.6)	$-
Total realized risk management loss	$(1.6)	$-

Unrealized
Electricity contracts gain (loss)	$0.5	$(0.5)
Total unrealized risk management gain (loss)	0.5	(0.5)
Risk management loss	$(1.1)	$(0.5)

Disclosure of Detailed Information about Accounts Receivable	As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2024	$82.8	$3.3	$1.9	$88.0
2023	$63.0	$5.7	$1.3	$70.0

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2024:

	Long-term debt	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2025	$3.0	$157.8	$18.0	$178.8
2026	225.0	-	0.6	225.6
2027	111.2	-	-	111.2
2028	-	-	-	-
2029	-	-	-	-
Thereafter	$-	$-	$-	$-